Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EDIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	251	234	244
Granted (in shares)	245	169	130
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(129)	(149)	(138)
Forfeitures (resignations, retirements, redundancies) (in shares)	(3)	(3)	(2)
Outstanding at end of year (in shares)	364	251	234
Unrecognized cost	$ 6,588	$ 4,744
ELTIP | Time Vesting Shares and Performance Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	618	697	679
Granted (in shares)	209	317	241
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(162)	(389)	(220)
Forfeitures (resignations, retirements, redundancies) (in shares)	(7)	(7)	(3)
Outstanding at end of year (in shares)	658	618	697
ELTIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Unrecognized cost	$ 156	$ 121
ELTIP | Performance vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Unrecognized cost	8,187	9,765
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 9,600	$ 18,900	$ 16,000